Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)
Significant Accounting Policies [Line Items]
Operating segments | segment	1
Reportable segments | segment	1
Operating lease right-of-use assets	$ 10	$ 283
Operating Lease, Liability	40
Long-term Debt	1,023
Accumulated deficit	(421,361)	(401,783)
Accounting Standards Update 2016-02 [Member]
Significant Accounting Policies [Line Items]
Operating lease right-of-use assets		560
Operating Lease, Liability		$ 600
Accounting Standards Update 2020-06 [Member]
Significant Accounting Policies [Line Items]
Long-term Debt	800
Accumulated deficit	300
Additional Paid in Capital	$ (1,100)
Patents And Copyrights [Member] | Minimum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	15 years
Patents And Copyrights [Member] | Maximum [Member]
Significant Accounting Policies [Line Items]
Intangible assets, useful life	20 years